Item 1. Report to Shareholders

T. Rowe Price Institutional Emerging Markets Equity Fund

Certified Financials

Financial Highlights

T. Rowe Price Institutional Emerging Markets Equity Fund

Certified Financials
(Unaudited)

                                                         For a share outstanding
                                                           throughout the period

                                                             10/31/02
                                                              Through
                                                              4/30/03

NET ASSET VALUE

Beginning of period                                        $    10.00

Investment activities

  Net investment income (loss)                                   0.06

  Net realized and
  unrealized gain (loss)                                         0.01**

  Total from
  investment activities                                          0.07

Distributions

  Net investment income                                         (0.01)

NET ASSET VALUE

End of period                                              $    10.06

Ratios/Supplemental Data

Total return^                                                    0.70%

Ratio of total expenses to
average net assets                                             1.10%!

Ratio of net investment
income (loss) to average
net assets                                                     1.49%!

Portfolio turnover rate                                        56.1%!

Net assets, end of period
(in thousands)                                             $    7,131

^ Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.

!    Annualized

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

The accompanying notes are an integral part of these financial statements.

Statement of Net Assets

T. Rowe Price Institutional Emerging Markets Equity Fund

Certified Financials

April 30, 2003 (Unaudited)

                                                    Shares                Value
--------------------------------------------------------------------------------
                                                                    In thousands

BRAZIL  8.3%

Common Stocks  7.1%

Brasil Telecom Participacoes
  ADR (USD)                                            600      $            21

Companhia de Bebidas ADR (USD)                       4,100                   82

Companhia Vale do Rio Doce ADR
 (1 ADR represents
   1 common stock) (USD)                               100                    3

Companhia Vale do Rio Doce ADR
 (1 ADR represents
  1 preferred A share) (USD)                         2,900                   77

Embraer Aircraft ADR (USD)                           2,200                   30

Grupo Pao de Acucar ADR (USD)                          500                    7

Petroleo Brasileiro (Petrobras)
 ADR (USD)                                          10,400                  178

Tele Norte Leste Participacoes
 ADR (USD)                                           1,300                   14

Telebras ADR (USD)                                   3,590                   93

                                                                            505

Preferred Stocks  1.2%

Banco Bradesco                                   6,547,898                   27

Banco Itau Holding Financeira                      918,000                   62

                                                                             89

Total Brazil (Cost $515)                                                    594

CHILE  0.6%

Common Stocks  0.6%

Banco Santander ADR (USD) *                          1,954                   43

Total Chile (Cost $36)                                                       43

CHINA  1.2%

Common Stocks  1.2%

China Pharmaceutical Enterprise(HKD)                68,000                   19

China Telecom Limited (HKD)*                       200,000                   39

Sinopac (HKD) *                                    170,000                   26

Total China (Cost $85)                                                       84

CZECH REPUBLIC  0.6%

Common Stocks  0.6%

Komercni Banka                                         595                   42

Total Czech Republic (Cost $42)                                              42

ESTONIA  1.3%

Common Stocks  1.3%

Eesti Telekom GDR (USD)                              2,288      $            45

Hansabank (EUR)                                      2,400                   44

Total Estonia (Cost $75)                                                     89

HONG KONG  2.5%

Common Stocks  2.5%

China Insurance                                     36,000                   18

China Mobile (Hong Kong)                            55,500                  111

CNOOC                                               38,000                   50

Total Hong Kong (Cost $188)                                                 179

HUNGARY  2.2%

Common Stocks  2.2%

EGIS                                                   701                   24

Gedeon Richter                                         880                   64

OTP Bank                                             6,300                   68

Total Hungary (Cost $156)                                                   156

INDIA  4.6%

Common Stocks  4.6%

Bharti Tele-Ventures *                              27,000                   19

Cipla                                                1,200                   16

HDFC Bank                                            8,000                   42

HDFC Bank ADR (USD)                                    900                   15

Hindustan Lever                                     14,830                   45

Housing Development Finance                          5,400                   39

I-Flex Solutions                                     1,800                   32

ICICI Bank (Ordinary shares) *                       7,780                   20

ICICI Bank ADR (USD) *                               1,520                    8

Infosys Technologies                                   900                   53

Infosys Technologies ADR (USD)                         300                   13

Ranbaxy Laboratories                                 1,320                   19

State Bank of India                                  1,000                    6

Total India (Cost $370)                                                     327

INDONESIA  0.8%

Common Stocks  0.8%

Telekom Indonesia                                  114,500                   54

Total Indonesia (Cost $45)                                                   54

ISRAEL  3.0%

Common Stocks  3.0%

Check Point Software
 Technologies (USD) *                                1,295      $            20

Partner Communications
 ADR (USD) *                                        17,340                   77

Teva Pharmaceutical ADR (USD)                        2,540                  119

Total Israel (Cost $172)                                                    216

MALAYSIA  5.6%

Common Stocks  5.6%

Berjaya Sports Toto                                 49,400                   41

Gamuda Berhad                                       23,000                   31

Genting Berhad                                       8,000                   25

Hong Leong Bank                                     22,000                   24

Magnum                                              46,000                   29

Malayan Banking Berhad                              16,400                   34

Maxis Communications                                38,400                   53

Public Bank Berhad                                  41,000                   26

Resorts World                                       42,000                   92

Sime Darby                                          16,000                   21

SP Setia                                            35,000                   20

Total Malaysia (Cost $434)                                                  396

MEXICO  9.0%

Common Stocks  9.0%

America Movil ADR
 Series L (USD)                                      6,800                  114

Cemex Participating Certificates
 (Represents 2 Series A
  and 1 Series B shares)                             9,300                   42

Coca-Cola Femsa ADR
 Series L (USD)                                      1,700                   36

Femsa UBD Units
 (Represents 1 Series B
  and 4 Series D shares)                            10,500                   40

Grupo Aeroportuario del Sureste
 ADR (USD)                                           2,200                   28

Grupo Financiero BBVA
 Bancomer, Series B *                               93,300                   81

Grupo Modelo, Series C                              10,000                   22

Grupo Televisa ADR (USD) *                           1,324                   40

Kimberly-Clark de Mexico
 Series A                                            3,000                    7

Telmex ADR, Series L (USD)                           4,039      $           122

Wal-Mart de Mexico                                  40,300                  112

Total Mexico (Cost $609)                                                    644

PERU  0.4%

Common Stocks  0.4%

Compania de Minas Buenaventura
 ADR, Series B (USD)                                 1,150                   31

Total Peru (Cost $30)                                                        31

POLAND  1.4%

Common Stocks  1.4%

Bank Polska Kasa Opieki Grupa                        1,210                   27

Computerland *                                         400                    9

Telekomunikacja Polska *                            17,900                   60

Total Poland (Cost $98)                                                      96

RUSSIA  8.1%

Common Stocks  8.1%

GMK Norilsk Nickel (USD)                             1,100                   26

Lukoil (USD) *                                       2,170                   37

Lukoil ADR (USD)                                     1,830                  127

Mobile Telesystems ADR (USD) *                       2,000                   96

Sberbank RF (USD)                                      119                   27

Sibneft ADR (USD)                                      900                   21

Surgutneftegaz ADR (USD)                             2,400                   47

Vimpel-Communications
 ADR (USD) *                                         1,600                   64

Wimm-Bill-Dann Foods
 ADR (USD) *                                         1,400                   26

YUKOS ADR (USD)                                        610                  107

Total Russia (Cost $499)                                                    578

SOUTH AFRICA  9.7%

Common Stocks  9.7%

ABSA Group                                          19,400                   85

AngloGold                                            1,600                   46

FirstRand                                           47,300                   46

Gold Fields                                          5,000                   51

Harmony Gold                                         3,800                   40

Impala Platinum Holdings Limited                     1,770                   88

Nedcor                                               8,900                  120

New Clicks                                          57,034                   42

Pick 'N Pay Stores                                  26,400      $            48

Sanlam                                              67,310                   56

Sasol                                                3,200                   35

Telkom South Africa *                                8,100                   35

Total South Africa (Cost $717)                                              692

SOUTH KOREA  18.6%

Common Stocks  17.9%

Hanwha Chemical *                                    9,130                   28

Hyundai Motor                                        1,000                   24

Kookmin Bank                                         5,550                  156

Korea Telecom                                          900                   37

KT Corporation ADR (USD)                             2,173                   44

Kumgang Korea Chemical
(Ordinary shares)                                      440                   38

Kumgang Korea Chemical
GDR, 144A (USD) *                                    1,400                   22

LG Chemical                                          1,800                   60

Lotte Chilsung Beverage                                 20                   10

Lotte Confectionery                                     70                   25

NCsoft *                                               530                   46

NHN Corporation *                                      367                   33

Pacific Corporation                                    350                   31

POSCO                                                  440                   37

Samsung Electronics                                  1,480                  372

Samsung Fire & Marine Insurance *                    1,100                   54

Shinhan Financial                                    8,300                   82

Shinsegae                                              260                   31

South Korea Telecom                                  1,060                  147

                                                                          1,277

Preferred Stocks  0.7%

Hyundai Motor                                        2,040                   23

Samsung Electronics                                    230                   28

                                                                             51

Total South Korea (Cost $1,499)                                           1,328

SWITZERLAND  0.2%

Common Stocks  0.2%

Compagnie Financiere Richemont                         100                    2

Compagnie Financiere Richemont
 (10 depository receipts
  represent 1 A share) (ZAR)                        10,900                   16

Total Switzerland (Cost $21)                                                 18

TAIWAN  10.8%

Common Stocks  10.8%

Accton Technology *                                 42,000      $            28

Advantech                                           12,000                   21

Ambit Microsystems                                   6,000                   17

Basso Industry                                      17,000                   28

Chinatrust Financial Holdings *                    102,000                   80

Delta Electronics                                   33,000                   37

Evergreen Marine                                    17,000                   10

Formosa Plastic                                     38,000                   47

Fubon Financial Holdings                            56,000                   38

Hon Hai Precision Industry                           6,000                   19

Nan Ya Plastic                                      46,000                   40

Oriental Union Chemical                             18,000                   15

Phoenixtec Power                                    36,000                   28

Quanta Computer                                     23,000                   40

Realtek Semiconductor                                7,000                   13

Realtek Semiconductor GDR (USD)                      1,800                   14

SinoPac Holdings *                                  59,000                   18

Taishin Financial Holdings *                        69,000                   31

Taiwan Semiconductor
 Manufacturing                                      83,000                  114

Test Rite International                             41,000                   26

United Microelectronics                             55,000                   32

Via Technologies                                    21,000                   24

Wan Hai Lines                                       65,000                   53

Total Taiwan (Cost $887)                                                    773

THAILAND  4.6%

Common Stocks  4.3%

Advanced Info Service
 (Ordinary shares)                                  13,200                   14

Advanced Info Services
 (Non-Voting Depository
  Receipt)                                          45,500                   48

Bangkok Bank (Local shares) *                       44,000                   54

Kasikornbank Public
 (Non-Voting Depository
  Receipt) *                                        50,000                   37

Land & Houses                                      154,000                   26

Siam Cement                                         21,000                   59

Siam Commercial Bank
 (Foreign Shares) *                                 86,000                   69

Preferred Stocks  0.3%

PTT                                                 17,800      $            20

                                                                             20

Total Thailand (Cost $309)                                                  327

TURKEY  1.5%

Common Stocks  1.5%

Akbank                                           5,930,960                   21

Anadolu Efes Biracilik
 ve Malt Sanayii *                               1,495,000                   30

Hurriyet Gazete *                                9,282,000                   21

Migros Turk                                      2,938,000                   26

Turkiye Garanti Bankasi *                       10,084,000                   12

Total Turkey (Cost $101)                                                    110

UNITED KINGDOM  2.1%

Common Stocks  2.1%

Anglo American (ZAR)                                10,200                  148

Total United Kingdom (Cost $148)                                            148

VENEZUELA  0.1%

Common Stocks  0.1%

Compania Anonima Nacional
 Telefonos de Venezuela
  (CANTV), Series D
   ADR (USD)                                         1,000                   10

Total Venezuela (Cost $12)                                                   10

UNITED STATES  2.0%

Money Market Funds  2.0%

T. Rowe Price Reserve
 Investment Fund, 1.30% #                          139,137                  139

Total United States (Cost $139)                                             139

Total Investments in Securities

99.2% of Net Assets (Cost $7,187)                                        $7,074

Other Assets Less Liabilities                                                57

NET ASSETS                                                               $7,131
                                                                         ------

Net Assets Consist of:

Undistributed net investment income (loss)                                  $35

Undistributed net realized gain (loss)                                     (103)

Net unrealized gain (loss)                                                 (112)

Paid-in-capital applicable to 708,586
shares of $0.01 par value capital stock
outstanding 1,000,000,000 shares of
the Corporation authorized                                                7,311

NET ASSETS                                                               $7,131
                                                                         ------

NET ASSET VALUE PER SHARE                                                $10.06
                                                                         ------

#    Seven-day yield

*    Non-income producing

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers-total of such securities at period-end amounts to $22,000 and represents 0.3% of net assets

ADR  American Depository Receipts

EUR  Euro

GDR  Global Depository Receipts

HKD  Hong Kong dollar

USD  United States dollar

ZAR  South African rand

The accompanying notes are an integral part of these financial statements.

Statement of Operations

T. Rowe Price Institutional Emerging Markets Equity Fund

Certified Financials
(Unaudited)

In thousands

                                                             10/31/02
                                                              Through
                                                              4/30/03

Investment Income (Loss)

Income

  Dividend (net of foreign taxes of $5)                    $       62

  Interest                                                          2

  Total income                                                     64

Investment management and administrative expenses                  27

Net investment income (loss)                                       37

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                      (97)

  Foreign currency transactions                                    (6)

  Net realized gain (loss)                                       (103)

Change in net unrealized gain (loss)

  Securities                                                     (113)

  Other assets and liabilities
  denominated in foreign currencies                                 1

  Change in net unrealized gain (loss)                           (112)

Net realized and unrealized gain (loss)                          (215)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $     (178)
                                                           ----------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

T. Rowe Price Institutional Emerging Markets Equity Fund

Certified Financials
(Unaudited)
In thousands

                                                             10/31/02
                                                              Through
                                                              4/30/03

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                             $       37

  Net realized gain (loss)                                       (103)

  Change in net unrealized gain (loss)                           (112)

  Increase (decrease) in net assets from operations              (178)

Distributions to shareholders

  Net investment income                                            (2)

Capital share transactions *

  Shares sold                                                   7,309

  Distributions reinvested                                          2

  Increase (decrease) in net assets from capital
  share transactions                                            7,311

Net Assets

Increase (decrease) during period                               7,131

Beginning of period                                              --

End of period                                              $    7,131
                                                           ----------

*Share information

  Shares sold                                                     708

  Distributions reinvested                                          1

  Increase (decrease) in shares outstanding                       709

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

T. Rowe Price Institutional Emerging Markets Equity Fund

Certified Financials

April 30, 2003 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Emerging Markets Equity Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on October 31, 2002. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
At April 30, 2003, approximately 97% of the fund's net assets were invested in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $8,374,000 and $1,229,000, respectively, for the six months ended April 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2003.

At April 30, 2003, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $7,187,000. Net unrealized loss aggregated $112,000 at period-end, of which $418,000 related to appreciated investments and $530,000 related to depreciated investments.

NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

Gains realized upon disposition of Indian securities held by the fund are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues a deferred tax liability for net unrealized gains on Indian securities. At April 30, 2003, the fund had no deferred tax liability.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 1.10% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At April 30, 2003, $12,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended April 30, 2003, totaled $2,000 and are reflected as interest income in the accompanying Statement of Operations.


Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional International Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 12, 2003